Short Term Loans (Details) - USD ($)		1 Months Ended	12 Months Ended
	Dec. 18, 2017	Jan. 19, 2018	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Short Term Loans (Textual)
Short term loans, term	One year	One year
Short-term loans borrowed	$ 3,780,490	$ 3,891,596
Short term loans, repaid date	Dec. 17, 2018	Jan. 17, 2019
Annual interest rate	5.22%	5.22%
Interest expenses			$ 404,958	$ 1,609	$ 50,383